Other Comprehensive Income (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011
Unrealized gains (losses) on securities, pre-tax amount
Unrealized holding gains (losses) arising during the period, Pre-tax amount	¥ 112,049	[1]	¥ 28,712	[1]	¥ (42,311)	[1]
Less : Reclassification adjustment included in net income, Pre-tax amount	(34,686)		3,417		21,548
Unrealized gains (losses) on derivative instruments, pre-tax amount
Unrealized holding gains (losses) arising during the period, Pre-tax amount	(69)		(177)		(662)
Less : Reclassification adjustment included in net income, Pre-tax amount	615		911		(785)
Pension liability adjustment, Pre-tax amount	(8,476)	[1]	(29,239)	[1]	3,164	[1]
Foreign currency translation adjustments, pre-tax amount
Translation adjustments arising during the period, Pre-tax amount	160,425	[1]	(32,640)	[1]	(118,840)
Less : Reclassification adjustment included in net income, Pre-tax amount	3,927		14,655		(832)
Other comprehensive income (loss), Pre-tax amount	233,785		(14,361)		(138,718)
Unrealized gains (losses) on securities, Tax benefit/(expense)
Unrealized holding gains (losses) arising during the period, Tax benefit/(expense)	(35,413)	[1]	(10,162)	[1]	12,996	[1]
Less : Reclassification adjustment included in net income, Tax benefit/(expense)	14,328		(1,240)		(8,104)
Unrealized gains (losses) on derivative instruments, Tax benefit/(expense)
Unrealized holding gains (losses) arising during the period, Tax benefit/(expense)	12		(70)		52
Less : Reclassification adjustment included in net income, Tax benefit/(expense)	(250)		(125)		(158)
Pension liability adjustment, Tax benefit/(expense)	1,853	[1]	(3,934)	[1]	(6,463)	[1]
Foreign currency translation adjustments, Tax benefit/(expense)
Translation adjustments arising during the period, Tax benefit/(expense)	(2,534)	[1]	74	[1]	1,256
Less : Reclassification adjustment included in net income, Tax benefit/(expense)
Other comprehensive income (loss), Tax benefit/(expense)	(22,004)		(15,457)		(421)
Unrealized gains (losses) on securities, Net-of-tax amount
Unrealized holding gains (losses) arising during the period, Net-of-tax amount	62,537	[1]	12,369	[1]	(25,445)	[1]
Less : Reclassification adjustment included in net income, Net-of-tax amount	(20,358)		2,177		13,444
Unrealized gains (losses) on derivative instruments, Net-of-tax amount
Unrealized holding gains (losses) arising during the period, Net-of-tax amount	(57)		(247)		(610)
Less : Reclassification adjustment included in net income, Net-of-tax amount	365		786		(943)
Foreign currency translation adjustments, Net-of-tax amount
Translation adjustments arising during the period, Net-of-tax amount	159,149	[1]	(32,961)	[1]	(117,584)
Less : Reclassification adjustment included in net income, Net-of-tax amount	3,927		14,655		(832)
Other comprehensive income (loss), Net-of-tax amount	200,580		(37,889)		(135,146)
Accumulated other comprehensive income
Unrealized gains (losses) on derivative instruments, Net-of-tax amount
Pension liability adjustment, Net-of-tax amount	¥ (4,983)	[1]	¥ (34,668)	[1]	¥ (3,176)	[1]

[1]	Amounts allocable to the noncontrolling interests in the equity of a subsidiary and other are deducted from the net-of-tax amount for unrealized holding gains on securities, pension liability adjustment and foreign currency translation adjustments arising during the period.